FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:                    12/31/2008

Is this a transition report?                      N

Is this an amendment to a previous filing?        N

 1. A. Registrant name:                           Midwest Investors Program
    B. File Number:                               811-01066
    C. Telephone Number:                          713-260-9000

 2. A. Street:                                    5847 San Felipe, Suite 4100
    B. City:                                      Houston
    C. State:                                     Texas
    D. Zip:                                       77057

 3. Is this the first filing on this form by registrant?            Y/N       N

 4. Is this the last filing on this form by registrant?             Y/N       N

 5. Is Registrant a small business investment company (SBIC)?       Y/N       Y

 6. Is Registrant a unit investment trust (UIT)?                    Y/N       Y

 7. A. Is registrant a series or multiple portfolio company?        Y/N       N

    B. How many separate series or portfolios did Registrant
       have at the end of the period?                                        N/A

List opposite the appropriate description below the number of series of whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                              Total Income
                                                        Number of                  Total Assets               Distributions
                                                     Series Investing            ($000's Omitted)           ($000's Omitted)
                                                   --------------------           --------------           ------------------
127    Investment company
       equity securities                                    1                          874                            20.58

131.   Total expenses incurred by all series of Registrant during the current
       reporting period (000's omitted)                                                                   $            9.09